RISK MANAGEMENT (Details 21) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management [Abstract]
Fair Value	$ 163,136	$ 146,667
Delta	147.00%	14.70%
Sensitivity	$ 23,981	$ 21,560